Commitments and Contingencies - Additional Information (Details) £ in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions	1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Investment	Dec. 31, 2022 USD ($) Investment	Dec. 31, 2021 USD ($)	Sep. 30, 2024 GBP (£)	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 AUD ($)	Sep. 30, 2024 CHF (SFr)	Sep. 30, 2024 SGD ($)	Dec. 31, 2023 GBP (£) Investment	Dec. 31, 2023 CAD ($) Investment	Dec. 31, 2023 AUD ($) Investment	Dec. 31, 2023 CHF (SFr) Investment	Dec. 31, 2023 SGD ($) Investment	Dec. 31, 2022 GBP (£) Investment	Dec. 31, 2022 CAD ($) Investment	Dec. 31, 2022 AUD ($) Investment	Dec. 31, 2022 CHF (SFr) Investment	Dec. 31, 2022 SGD ($) Investment	Apr. 01, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 23, 2019 USD ($)	Dec. 20, 2017 USD ($)
Restricted Cash And Collateral [Line Items]
Other investments (equity method)			$ 204.7		$ 209.3	$ 221.3
Total as percent of investable assets			46.00%		50.20%	59.40%
Investment in the period			$ 0.0		$ 0.4	$ 2.0
Commitment to invest in private assets			54.7	$ 102.5	99.0	377.9	$ 205.1
Investable assets held by the Company			7,700.0		7,500.0	7,100.0
Investable assets held by insurance regulators			$ 476.4		$ 517.4	489.5
Minimum capital required | £								£ 0.4					£ 0.5					£ 0.4
Percentage of reinsurance liabilities			100.00%		100.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities			$ 689.3		$ 823.5	1,166.4
Assets held-in-trust			1,016.5		1,016.9	1,389.5
Regulatory deposits			6.9		6.8	6.7
Deposit with states			6.5		$ 6.4	$ 6.5
Number of investments | Investment					1	1							1	1	1	1	1	1	1	1	1	1
MVI
Restricted Cash And Collateral [Line Items]
Investment in the period	$ 0.8		0.0	$ 0.4	$ 0.0	$ 0.4
Multi-Line Insurer
Restricted Cash And Collateral [Line Items]
Other investments (equity method)																									$ 5.0
Investment in the period		$ 0.0	0.0		0.4	1.6
Us Multi Beneficiary Trust Fund
Restricted Cash And Collateral [Line Items]
Minimum trust fund			20.0		20.0
Assets held-in-trust			329.3		394.7	509.2
Us Surplus Lines Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			141.2		126.6	215.1
Canadian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			184.8		168.4				$ 249.6					$ 228.4					$ 185.8
Australian Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			62.4		86.9					$ 90.0					$ 131.0					$ 183.9
Swiss Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			8.9		11.4						SFr 7.5					SFr 9.9					SFr 9.4
Singapore Trust Fund
Restricted Cash And Collateral [Line Items]
Assets held-in-trust			$ 156.5		$ 144.0							$ 200.6					$ 192.1					$ 174.7
Bermuda
Restricted Cash And Collateral [Line Items]
Percentage of reinsurance liabilities			100.00%		100.00%			100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Reinsurance liabilities			$ 246.2		$ 320.6	$ 380.3
Limited Partner
Restricted Cash And Collateral [Line Items]
Restricted assets																							$ 10.0	$ 20.0		$ 100.0